NOTES PAYABLE (Tables)	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Schedule of notes payable

	September 30, 2024	December 31, 2023
Notes payable	$952,008	$998,234
Unamortized debt discount	$(24,525)	$(15,608)
Less: current portion, net	(927,483)	(982,626)
Long-term notes payable, net	$–	$–